Risk Management (Details) - Schedule of Breakdown by Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Up to 7 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 2,933,007	$ 2,471,457
Cash flow payable (liabilities) and expenses	2,595,355	2,127,447
Mismatch	337,652	344,010
Up to 15 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,478,146	1,642,561
Cash flow payable (liabilities) and expenses	1,585,737	2,481,618
Mismatch	(107,591)	(839,057)
Up to 30 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,323,245	1,834,873
Cash flow payable (liabilities) and expenses	1,997,139	2,058,265
Mismatch	(673,894)	(223,392)
Mismatch affected by limits	(443,833)	(718,439)
Limits:
1 time capital	4,719,697	4,292,440
Margin available	$ 4,275,864	$ 3,574,001
% used	9.00%	17.00%
Up to 7 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 2,931,749	$ 2,468,737
Cash flow payable (liabilities) and expenses	2,577,161	2,111,033
Mismatch	354,588	357,704
Up to 15 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,478,146	1,642,561
Cash flow payable (liabilities) and expenses	1,585,737	2,481,618
Mismatch	(107,591)	(839,057)
Up to 30 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,323,245	1,834,873
Cash flow payable (liabilities) and expenses	1,997,139	2,058,265
Mismatch	(673,894)	(223,392)
Mismatch affected by limits	(426,897)	(704,745)
Limits:
1 time capital	4,839,639	4,396,833
Margin available	$ 4,412,742	$ 3,692,088
% used	9.00%	16.00%